Accumulated other comprehensive income (loss), net of tax (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ (12,211)	[1]
Tax effect	3,860	[2]
Net of tax before allocation to noncontrolling interests	(8,351)
Net of tax attributable to noncontrolling interests	(141)	[2]
Net of tax attributable to MHFG shareholders	(8,492)
Accumulated Net Unrealized Investment Gain (Loss) | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(23,528)	[1]
Tax effect	7,195	[2]
Net of tax before allocation to noncontrolling interests	(16,333)
Net of tax attributable to noncontrolling interests	3	[2]
Net of tax attributable to MHFG shareholders	(16,330)
Accumulated Foreign Currency Adjustments | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(295)	[1]
Tax effect	0	[2]
Net of tax before allocation to noncontrolling interests	(295)
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	(295)
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	5,371	[1]
Tax effect	(1,424)	[2]
Net of tax before allocation to noncontrolling interests	3,947
Net of tax attributable to noncontrolling interests	23	[2]
Net of tax attributable to MHFG shareholders	3,970
Accumulated Own Credit Risk Adjustment | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	6,241	[1]
Tax effect	(1,911)	[2]
Net of tax before allocation to noncontrolling interests	4,330
Net of tax attributable to noncontrolling interests	(167)	[2]
Net of tax attributable to MHFG shareholders	¥ 4,163

[1]	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.